Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Communication Services: 10.0%
119,244		Activision Blizzard, Inc.	$9,092,355	1.3
1,553,093		AT&T, Inc.	29,368,989	4.2
337,215	(1)	Paramount Global - Class B	7,223,145	1.0
394,090	(2)	Pinterest, Inc.	9,895,600	1.4
144,968	(2)	Walt Disney Co.	14,440,262	2.1
			70,020,351	10.0

		Consumer Discretionary: 5.0%
73,187	(2)	Aptiv PLC	8,510,184	1.2
113,167	(2)	Caesars Entertainment, Inc.	5,744,357	0.9
76,786	(2)	Expedia Group, Inc.	8,367,370	1.2
100,614		Ralph Lauren Corp.	11,891,569	1.7
			34,513,480	5.0

		Consumer Staples: 7.3%
369,742		Kraft Heinz Co.	14,397,754	2.0
189,145		Mondelez International, Inc.	12,328,471	1.8
250,811		Philip Morris International, Inc.	24,403,910	3.5
			51,130,135	7.3

		Energy: 7.5%
342,309		BP PLC ADR	13,555,436	1.9
39,662		Chevron Corp.	6,376,460	0.9
117,817		ConocoPhillips	12,176,387	1.8
65,370		Diamondback Energy, Inc.	9,189,715	1.3
83,187		Valero Energy Corp.	10,958,223	1.6
			52,256,221	7.5

		Financials: 20.7%
159,699		Apollo Global Management, Inc.	11,322,659	1.6
97,351		Arthur J. Gallagher & Co.	18,238,710	2.6
338,215		Bank of New York Mellon Corp.	17,208,379	2.5
409,724		Equitable Holdings, Inc.	12,873,528	1.8
23,245		Everest Re Group Ltd.	8,925,383	1.3
48,328		Goldman Sachs Group, Inc.	16,994,541	2.4
223,680		JPMorgan Chase & Co.	32,064,528	4.6
119,388		Nasdaq, Inc.	6,692,891	1.0
423,483		Truist Financial Corp.	19,882,527	2.9
			144,203,146	20.7

		Health Care: 15.4%
134,893		Abbott Laboratories	13,721,316	2.0
130,556		Alcon, Inc.	8,909,142	1.3
201,647	(2)	Boston Scientific Corp.	9,420,948	1.3
272,826		Bristol-Myers Squibb Co.	18,814,081	2.7
15,305		Eli Lilly & Co.	4,763,222	0.7
18,716		Humana, Inc.	9,264,794	1.3
21,900		McKesson Corp.	7,660,839	1.1
48,685		Quest Diagnostics, Inc.	6,736,057	1.0
19,365		Stryker Corp.	5,090,671	0.7
29,686		Thermo Fisher Scientific, Inc.	16,082,687	2.3
22,958	(2)	Vertex Pharmaceuticals, Inc.	6,664,478	1.0
			107,128,235	15.4

		Industrials: 8.1%
154,132		Emerson Electric Co.	12,748,258	1.8
428,374		Howmet Aerospace, Inc.	18,068,815	2.6
19,021		Parker Hannifin Corp.	6,692,539	0.9
20,409	(2)	Saia, Inc.	5,528,186	0.8
29,201		United Rentals, Inc.	13,681,544	2.0
			56,719,342	8.1

		Information Technology: 11.1%
25,031		Broadcom, Inc.	14,875,673	2.1
4,441		Constellation Software, Inc./Canada	7,635,981	1.1
146,453		Dolby Laboratories, Inc.	12,050,153	1.7
13,324	(2)	Lumine Group, Inc.	159,751	0.0
44,233		Motorola Solutions, Inc.	11,624,875	1.7
87,532		Qualcomm, Inc.	10,812,828	1.6
24,277		Roper Technologies, Inc.	10,443,965	1.5
59,781	(2)	Salesforce, Inc.	9,780,770	1.4
			77,383,996	11.1

		Materials: 4.4%
23,730		Air Products & Chemicals, Inc.	6,786,305	1.0
94,310		Alcoa Corp.	4,615,531	0.7
60,878		CF Industries Holdings, Inc.	5,228,812	0.7
82,599		Eastman Chemical Co.	7,037,435	1.0
27,303		Reliance Steel & Aluminum Co.	6,766,776	1.0
			30,434,859	4.4

		Real Estate: 4.3%
107,234		ProLogis, Inc.	13,232,676	1.9
42,570		Ryman Hospitality Properties	3,949,219	0.6
170,312		Welltower, Inc.	12,623,525	1.8
			29,805,420	4.3

		Utilities: 5.6%
79,526		Ameren Corp.	6,577,595	0.9
50,075		DTE Energy Co.	5,493,728	0.8
217,649		NextEra Energy, Inc.	15,459,609	2.2
191,981		Public Service Enterprise Group, Inc.	11,601,412	1.7
			39,132,344	5.6

	Total Common Stock
	(Cost $600,568,532)		692,727,529	99.4

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Repurchase Agreements: 1.1%
1,804,050	(3) Bank of America Inc., Repurchase Agreement dated 02/28/23, 4.55%, due 03/01/23 (Repurchase Amount $1,804,275, collateralized by various U.S. Government Agency Obligations, 1.500%-6.500%, Market Value plus accrued interest $1,840,131, due 09/01/28-03/01/61)	$1,804,050	0.3
1,804,050	(3) Citigroup, Inc., Repurchase Agreement dated 02/28/23, 4.55%, due 03/01/23 (Repurchase Amount $1,804,275, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,840,131, due 12/26/24-01/15/58)	1,804,050	0.3
331,166	(3) Deutsche Bank Securities Inc., Repurchase Agreement dated 02/28/23, 4.55%, due 03/01/23 (Repurchase Amount $331,207, collateralized by various U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $337,789, due 02/01/24-02/01/53)	331,166	0.0
1,804,050	(3) HSBC Securities USA, Repurchase Agreement dated 02/28/23, 4.53%, due 03/01/23 (Repurchase Amount $1,804,274, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,840,131, due 07/15/27-12/20/52)	1,804,050	0.3
1,804,050	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 02/28/23, 4.55%, due 03/01/23 (Repurchase Amount $1,804,275, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,840,131, due 04/04/23-02/15/53)	1,804,050	0.2

	Total Repurchase Agreements
	(Cost $7,547,366)	7,547,366	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
3,629,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 4.470%
	(Cost $3,629,000)	3,629,000	0.5

	Total Short-Term Investments
	(Cost $11,176,366)	11,176,366	1.6

	Total Investments in Securities (Cost $611,744,898)	$703,903,895	101.0
	Liabilities in Excess of Other Assets	(7,261,365)	(1.0)
	Net Assets	$696,642,530	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of February 28, 2023.

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services	$70,020,351	$–	$–	$70,020,351
Consumer Discretionary	34,513,480	–	–	34,513,480
Consumer Staples	51,130,135	–	–	51,130,135
Energy	52,256,221	–	–	52,256,221
Financials	144,203,146	–	–	144,203,146
Health Care	107,128,235	–	–	107,128,235
Industrials	56,719,342	–	–	56,719,342
Information Technology	77,224,245	159,751	–	77,383,996
Materials	30,434,859	–	–	30,434,859
Real Estate	29,805,420	–	–	29,805,420
Utilities	39,132,344	–	–	39,132,344
Total Common Stock	692,567,778	159,751	–	692,727,529
Short-Term Investments	3,629,000	7,547,366	–	11,176,366
Total Investments, at fair value	$696,196,778	$7,707,117	$–	$703,903,895

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At February 28, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $618,784,392.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$107,618,627
Gross Unrealized Depreciation	(22,495,280)

Net Unrealized Appreciation	$85,123,347